GRAND PRIX FUNDS, INC.

Supplement to the Statement of Additional Information dated February 26, 1999, as supplemented on March 9, 24 and April 8, 1999


CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Effective, August 2, 1999, Firstar Bank Milwaukee,
N.A., 777 East Wisconsin Avenue, Milwaukee, Wisconsin
53202, will act as the Fund's custodian.

     Effective July 19, 1999, Firstar Mutual Fund
Services, LLC, ("Firstar") Third Floor, 615 East
Michigan Street, Milwaukee, Wisconsin 53202 will act as the Fund's transfer agent and dividend-disbursing agent.

ADMINISTRATOR

     Effective August 2, 1999, Firstar will also act as the Fund's administrator pursuant to a Fund Administration
Servicing Agreement and a Fund Accounting Agreement.

DISTRIBUTOR

     Effective July 13, 1999, T.O. Richardson
Securities, Inc., 2 Bridgewater Road, Farmington,
Connecticut 06032-2256, will act as the principal distributor of the Fund's shares.

     This information supplements and to the extent applicable supersedes the information contained on pages 11 and 12 of the Statement of Additional Information.



 Please retain this Supplement with your Statement of Additional Information

     The Date of this Supplement is July 1, 1999.